COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2015
Capital Commitments

Capital commitments outstanding at December 31, 2014 and June 30, 2015 not provided for in the condensed consolidated interim financial statements were as follows:

	December 31, 2014	June 30, 2015
Purchase of property, plant and equipment	173,076	171,741